Provisional Estimates of Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Subsequent Event, Clinical trial services, USD $) In Thousands, unless otherwise specified	Feb. 15, 2013
Subsequent Event | Clinical trial services
Subsequent Event [Line Items]
Property, plant and equipment	$ 367
Cash and cash equivalents	939
Accounts receivable	11,614
Prepayments and other current assets	442
Income taxes receivable	2,646
Accounts payable	(306)
Other liabilities	(2,380)
Non-current other liabilities	(156)
Net assets acquired	$ 13,166